Concentration (Tables)	12 Months Ended
Dec. 31, 2025
Concentration [Abstract]
Schedule of Concentration Risk Percentage

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2025	2024	2023
Percentage of the Group’s total revenue
Customer A	32%	*	20%
Customer B	37%	*	*
Customer C	*	24%	*
Customer D	*	11%	*
Customer E	*	*	10%
Total	69%	35%	30%

*	Represent percentage less than 10%

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2025	2024
Percentage of the Group’s accounts receivable
Customer F	-	100%
Total	-	100%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the years ended December 31,
	2025	2024	2023
Percentage of the Group’s total purchase
Supplier A	16%	*	*
Supplier B	12%	78%	48%
Supplier C	12%	*	*
Supplier D	*	*	16%
Total	40%	78%	64%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of December 31,
	2025	2024
Percentage of the Group’s accounts payable
Supplier E	31%	*
Supplier F	16%	*
Supplier G	14%	15%
Supplier B	12%	30%
Supplier H	*	20%
Supplier I	*	14%
Total	73%	79%

*	Represent percentage less than 10%